Subsequent Events (Details) - USD ($)						1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2026	Mar. 31, 2026	Mar. 12, 2026	Feb. 28, 2026	Feb. 12, 2026	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Feb. 11, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Increase in warrants		2,619,835				2,619,835	2,619,835	2,605,832
Common stock par value		$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
B Warrant [Member]
Subsequent Events [Line Items]
Exercise Price									$ 6.6
A Warrant [Member]
Subsequent Events [Line Items]
Increase in warrants									1
Exercise Price									$ 4.4
Common stock par value		0.0001				0.0001	$ 0.0001
February 2026 Closing [Member]
Subsequent Events [Line Items]
Issuance of shares					59,400
Issuance of shares, price per share					$ 5
March 2026 Closing [Member]
Subsequent Events [Line Items]
Issuance of shares			71,000
Issuance of shares, price per share			$ 5
Common Stock [Member] | A Warrant [Member]
Subsequent Events [Line Items]
Number of shares issued							15,000
Price per share		$ 4.4				$ 4.4	$ 4.4
Common Stock [Member] | February 2026 Closing [Member]
Subsequent Events [Line Items]
Issuance of shares								59,400
Issuance of shares, price per share								$ 5
Aggregate proceeds from offering								$ 297,000
Common Stock [Member] | March 2026 Closing [Member]
Subsequent Events [Line Items]
Issuance of shares								71,000
Issuance of shares, price per share								$ 5
Aggregate proceeds from offering								$ 355,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Options granted to board of directors						50,000
Per Share Amount Granted						$ 5
Subsequent Event [Member] | February 2026 Closing [Member]
Subsequent Events [Line Items]
Aggregate proceeds from offering				$ 261,360
Transaction costs				$ 35,640
Subsequent Event [Member] | February 2026 Closing [Member] | B Warrant [Member]
Subsequent Events [Line Items]
Increase in warrants				703,584
Exercise Price				$ 6.568
Subsequent Event [Member] | March 2026 Closing [Member]
Subsequent Events [Line Items]
Aggregate proceeds from offering		$ 269,584
Transaction costs		$ 85,416
Subsequent Event [Member] | March 2026 Closing [Member] | B Warrant [Member]
Subsequent Events [Line Items]
Increase in warrants		703,796				703,796	703,796
Exercise Price		$ 6.568				$ 6.568	$ 6.568
Forecast [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Number of shares issued	50,000
Fair value of shares issued	$ 250,000